Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Accounts Receivable [Abstract]
Accounts receivable, gross	$ 3,445,530	$ 3,046,298
Less: allowance for doubtful accounts	(1,781,532)	(1,731,517)
Accounts receivable, net	$ 1,663,998	$ 1,314,781